Employee Benefit Plans - Benefit Payments for BNY Mellons Pension and Healthcare Plans Expected to be Paid (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2015	$ 238
2016	255
2017	256
2018	252
2019	253
2020-2024	1,276
Total pension benefits	2,530
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
2015	13
2016	15
2017	16
2018	19
2019	18
2020-2024	120
Total pension benefits	201
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2015	14
2016	14
2017	15
2018	15
2019	15
2020-2024	68
Total pension benefits	141
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
2019	1
2020-2024	1
Total pension benefits	$ 2